Income Tax Reconciliation (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Tax Expense Benefit Continuing Operations Income Tax Reconciliation Abstract
Corporate income tax at statutory rates	$ (742)	$ (133)	$ 314
Formula variation in mining taxation rate	(7)	0	21
Disallowable expenditure	(36)	(107)	(303)
Effect of income tax rates of other countries	50	(46)	(38)
Reversal of valuation allowance	41	24	11
Impact of change in estimated deferred taxation rate	(11)	8	21
Other	0	(1)	7
Total income and mining tax (expense)/benefit	$ (705)	$ (255)	$ 33